UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.
 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996
 (Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1 - Schedule of Investments.

BLUE CHIP VALUE FUND, INC.
STATEMENT OF INVESTMENTS
March 31, 2005 (Unaudited)

				Market
		Shares	Cost	Value
COMMON STOCKS	105.94%

BASIC MATERIALS	1.77%
Forestry & Paper	1.77%
Bowater Inc.		72,600	3,478,573	2,734,842

TOTAL BASIC MATERIALS			3,478,573	2,734,842

CAPITAL GOODS	7.33%
Aerospace & Defense	4.14%
General Dynamics Corp.		32,200	3,319,660	3,447,010
Raytheon Co.		76,100	2,872,747	2,945,070
			6,192,407	6,392,080
Electrical Equipment	1.06%
General Electric Co.		45,300	1,609,917	1,633,518

Industrial Products	2.13%
Parker Hannifin Corp.		53,900	3,893,549	3,283,588

TOTAL CAPITAL GOODS			11,695,873	11,309,186

COMMERCIAL SERVICES	4.29%
IT Services	3.25%
Computer Sciences Corp.*+		109,400	5,309,155	5,015,990

Transaction Processing	1.04%
First Data Corp.		40,600	1,613,582	1,595,986

TOTAL COMMERCIAL SERVICES			6,922,737	6,611,976

COMMUNICATIONS	2.23%
Telecomm Equipment & Solutions	2.23%
Nokia Corp.*		222,500	3,475,354	3,433,175

TOTAL COMMUNICATIONS			3,475,354	3,433,175

CONSUMER CYCLICAL	17.87%
Clothing & Accessories	3.23%
TJX Companies Inc. +		202,500	4,766,984	4,987,575

General Merchandise	3.58%
Target Corp.		110,400	5,543,415	5,522,208

Hotels & Gaming	2.76%
Starwood Hotels & Resorts Worldwide Inc.		71,000	3,389,035	4,262,130

Other Consumer Services	1.04%
Cendant Corp.		77,900	1,699,196	1,600,066

Publishing & Media	5.46%
Dow Jones & Company Inc.		41,200	2,286,186	1,539,644
Viacom Inc. - Class B		68,900	3,268,535	2,399,787
Walt Disney Co. +		156,000	3,932,134	4,481,880
			9,486,855	8,421,311
Restaurants	1.80%
Darden Restaurants Inc.		90,500	2,254,348	2,776,540

TOTAL CONSUMER CYCLICAL			27,139,833	27,569,830

CONSUMER STAPLES	6.71%
Food & Agricultural Products	4.63%
Bunge Ltd.		72,500	3,181,331	3,906,300
Kraft Foods Inc.		97,800	3,191,202	3,232,290
			6,372,533	7,138,590
Home Products	2.08%
Colgate Palmolive Co.		61,500	3,488,943	3,208,455

TOTAL CONSUMER STAPLES			9,861,476	10,347,045

ENERGY	11.67%
Exploration & Production	5.46%
Occidental Petroleum Corp.		70,800	3,963,087	5,038,836
XTO Energy Inc.		102,900	3,249,551	3,379,236
			7,212,638	8,418,072

Integrated Oils	3.32%
Marathon Oil Corp.+		72,000	2,860,633	3,378,240
Suncor Energy Inc.		43,600	1,463,042	1,753,156
			4,323,675	5,131,396

Oil Services	2.89%
Transocean Inc.*		86,500	2,986,106	4,451,290

TOTAL ENERGY			14,522,419	18,000,758

FINANCIALS	22.03%
Integrated Financial Services	3.88%
Citigroup Inc. +		133,300	6,024,768	5,990,502

Property Casualty Insurance	1.22%
Allstate Corp. +		34,900	1,670,607	1,886,694

Regional Banks	2.78%
US Bancorp		88,600	2,549,281	2,553,452
Wachovia Corp.		34,100	1,644,934	1,736,031
			4,194,215	4,289,483
Securities & Asset Management	6.41%
Goldman Sachs Group Inc.		15,500	1,496,992	1,704,845
Merrill Lynch & Company Inc. +		80,800	4,527,566	4,573,280
Morgan Stanley & Co.		63,100	3,378,672	3,612,475
			9,403,230	9,890,600
Specialty Finance	6.12%
Countrywide Financial Corp.		86,900	3,027,386	2,820,774
Freddie Mac		53,000	3,499,043	3,349,600
MBNA Corp.		132,900	3,368,944	3,262,695
			9,895,373	9,433,069
Thrifts	1.62%
Washington Mutual Inc.		63,100	2,496,728	2,492,450

TOTAL FINANCIALS			33,684,921	33,982,798

MEDICAL - HEALTHCARE	21.65%
Healthcare Services	3.59%
Pacificare Health Systems Inc.*		97,300	3,643,504	5,538,316

Medical Technology	1.81%
Medtronic Inc.		54,800	2,757,971	2,792,060

Pharmaceuticals	16.25%
Abbott Laboratories +		82,500	3,448,251	3,846,150
Amgen Inc.*+		95,800	5,648,679	5,576,518
Barr Pharmaceuticals Inc.*		70,800	3,366,198	3,457,164
Pfizer Inc. +		186,860	5,700,607	4,908,812
Teva Pharmaceutical Industries Ltd.		234,400	6,671,513	7,266,400
			24,835,248	25,055,044

TOTAL MEDICAL - HEALTHCARE			31,236,723	33,385,420

TECHNOLOGY	8.10%
Computer Software	4.15%
Microsoft Corp. +		193,800	5,974,024	4,684,146
Verisign Inc.*		59,400	1,600,355	1,704,780
			7,574,379	6,388,926
Semiconductors	3.95%
Altera Corp.*+		132,500	3,165,704	2,620,850
Intel Corp.		149,700	4,067,082	3,477,531
			7,232,786	6,098,381

TOTAL TECHNOLOGY			14,807,165	12,487,307

TRANSPORTATION	2.29%
Railroads	2.29%
Norfolk Southern Corp.		95,400	3,411,566	3,534,570

TOTAL TRANSPORTATION			3,411,566	3,534,570

TOTAL COMMON STOCKS			160,236,640	163,396,907

SHORT-TERM INVESTMENTS	0.19%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			306,489	306,489

TOTAL SHORT-TERM INVESTMENTS			306,489	306,489

TOTAL INVESTMENTS	106.13%		160,543,129	163,703,396

Liabilities in Excess of Other Assets	-6.13%			(9,462,225)

NET ASSETS	100.00%			$154,241,171

* Denotes non-income producing security.
+	A portion of the shares held in this security are pledged as collateral for the borrowings under the loan agreement.

See accompanying notes to the statement of investments.

BLUE CHIP VALUE FUND
NOTES TO STATEMENT OF INVESTMENTS
March 31, 2005 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on  the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") are generally valued at the NASDAQ Official Closing Price ("NOCP"). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board  of Directors.

Investment Transactions-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the "specific identification" basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of March 31, 2005:

Gross appreciation (excess of value over tax cost)	$ 10,522,020
Gross depreciation (excess of tax cost over value)	(7,511,833)
Net unrealized appreciation	$ 3,010,187
Cost of investments for income tax purposes	$160,693,209

3. LOAN OUTSTANDING

On November 12, 2003 an agreement with Custodial Trust Company, an affiliate of Bear Stearns, was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets monthly at 30-day LIBOR plus 1.00%. The borrowings under the Custodial Trust Company loan are secured by pledging a portion of the Fund's portfolio securities as collateral. The initial value of the portfolio securities pledged must equal twice the amount of the loan outstanding.

Details of the loan outstanding are as follows:

	As of March 31, 2005	Average for Three Months Ended March 31, 2005
Loan outstanding	$9,360,000	$10,331,001
Interest rate	3.85%*	3.551%*
% of Fund's total assets	5.47%	6.03%
Amount of debt per share outstanding	$ 0.34	$ 0.38
Number of shares outstanding (in thousands)	27,339	27,336**

*Annualized
**Weighted average

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By:       /s/ Todger Anderson
            Todger Anderson
            President / Principal   Executive Officer

Date:    May 27, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson
            Todger Anderson
            President / Principal   Executive Officer

Date:    May 27, 2005

By:       /s/ Jasper R. Frontz
            Jasper R. Frontz
            Treasurer / Principal Financial Officer

Date:    May 27, 2005